Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2021

VIPCAP-QTLY-0521
1.814640.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	162,600	$5,601,733
Bermuda - 0.9%
IHS Markit Ltd.	55,440	5,365,483
Canada - 7.6%
Brookfield Asset Management, Inc. Class A	141,746	6,307,697
Canadian National Railway Co.	61,000	7,079,048
Canadian Pacific Railway Ltd.	18,100	6,913,344
Constellation Software, Inc.	4,150	5,795,668
Shopify, Inc. (a)	7,300	8,077,450
Thomson Reuters Corp.	60,900	5,334,989
Waste Connection, Inc. (Canada)	49,050	5,299,211

TOTAL CANADA		44,807,407

Cayman Islands - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	66,230	15,016,328
Meituan Class B (a)(b)	197,600	7,579,568
NetEase, Inc. ADR	57,000	5,885,820
New Oriental Education & Technology Group, Inc. sponsored ADR	403,300	5,646,200
Sea Ltd. ADR (a)	25,340	5,656,648
Shenzhou International Group Holdings Ltd.	278,700	5,775,404
Tencent Holdings Ltd.	195,950	15,638,290

TOTAL CAYMAN ISLANDS		61,198,258

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA:
rights 4/19/21 (a)	18,251	56,578
(PN-B) sponsored ADR	97,200	5,158,404

TOTAL CHILE		5,214,982

China - 1.8%
Kweichow Moutai Co. Ltd. (A Shares)	17,345	5,317,865
Wuliangye Yibin Co. Ltd. (A Shares)	124,200	5,079,337

TOTAL CHINA		10,397,202

Denmark - 2.1%
DSV Panalpina A/S	32,500	6,376,266
ORSTED A/S (b)	38,110	6,155,156

TOTAL DENMARK		12,531,422

Finland - 1.8%
Kone OYJ (B Shares)	67,100	5,481,418
Neste Oyj	99,520	5,282,164

TOTAL FINLAND		10,763,582

France - 9.5%
Air Liquide SA	42,010	6,859,223
Dassault Systemes SA	25,200	5,390,292
Edenred SA	98,821	5,161,624
Hermes International SCA	5,289	5,855,075
L'Oreal SA	17,840	6,834,170
LVMH Moet Hennessy Louis Vuitton SE	14,021	9,365,350
Safran SA	44,100	5,998,814
SR Teleperformance SA	15,100	5,503,575
Worldline SA (a)(b)	65,100	5,453,927

TOTAL FRANCE		56,422,050

Germany - 6.6%
adidas AG	20,500	6,399,541
Delivery Hero AG (a)(b)	43,400	5,623,917
Infineon Technologies AG	140,600	5,982,192
Merck KGaA	33,120	5,662,846
MTU Aero Engines Holdings AG	18,238	4,292,512
Vonovia SE	89,300	5,833,022
Zalando SE (a)(b)	55,580	5,451,544

TOTAL GERMANY		39,245,574

Hong Kong - 2.4%
AIA Group Ltd.	669,000	8,186,399
Techtronic Industries Co. Ltd.	339,500	5,808,196

TOTAL HONG KONG		13,994,595

India - 2.9%
HDFC Bank Ltd. (a)	253,050	5,177,408
Kotak Mahindra Bank Ltd. (a)	218,700	5,241,134
Reliance Industries Ltd.	251,800	6,895,296

TOTAL INDIA		17,313,838

Indonesia - 0.8%
PT Bank Central Asia Tbk	2,183,700	4,671,840
Ireland - 4.6%
Accenture PLC Class A	18,300	5,055,375
Aon PLC	22,300	5,131,453
Flutter Entertainment PLC (Ireland)	26,900	5,782,314
Kingspan Group PLC (Ireland)	69,180	5,865,510
Linde PLC	19,940	5,585,992

TOTAL IRELAND		27,420,644

Israel - 0.9%
Wix.com Ltd. (a)	19,464	5,434,738
Italy - 1.1%
Enel SpA (c)	672,960	6,694,173
Japan - 6.5%
Hoya Corp.	51,400	6,049,617
Keyence Corp.	15,224	6,938,433
OBIC Co. Ltd.	28,820	5,288,229
Recruit Holdings Co. Ltd.	126,100	6,192,294
Sony Corp.	71,100	7,524,760
Tokyo Electron Ltd.	14,400	6,258,724

TOTAL JAPAN		38,252,057

Korea (South) - 1.9%
NAVER Corp.	16,970	5,702,809
Samsung SDI Co. Ltd.	9,450	5,577,560

TOTAL KOREA (SOUTH)		11,280,369

Luxembourg - 0.8%
Spotify Technology SA (a)	18,600	4,983,870
Netherlands - 6.6%
Adyen BV (a)(b)	2,601	5,803,885
ASML Holding NV (Netherlands)	17,900	10,982,890
Ferrari NV	27,900	5,835,314
NXP Semiconductors NV	27,602	5,557,387
Wolters Kluwer NV	68,132	5,922,069
Yandex NV Series A (a)(c)	82,200	5,265,732

TOTAL NETHERLANDS		39,367,277

Spain - 2.9%
Aena Sme SA (a)(b)	31,916	5,176,278
Amadeus IT Holding SA Class A (a)	79,200	5,641,265
Iberdrola SA	511,988	6,595,485

TOTAL SPAIN		17,413,028

Sweden - 2.9%
Atlas Copco AB (A Shares)	98,700	6,017,468
Hexagon AB (B Shares)	58,500	5,396,218
Swedish Match Co. AB	71,000	5,542,804

TOTAL SWEDEN		16,956,490

Switzerland - 2.9%
Lonza Group AG	10,326	5,775,327
Partners Group Holding AG	4,359	5,566,643
Sika AG	21,085	6,023,330

TOTAL SWITZERLAND		17,365,300

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	781,000	16,489,432
United Kingdom - 4.5%
Ashtead Group PLC	96,400	5,750,455
Atlassian Corp. PLC (a)	24,619	5,188,700
Aveva Group PLC	103,333	4,874,806
London Stock Exchange Group PLC	57,200	5,468,299
Rentokil Initial PLC	832,000	5,556,045

TOTAL UNITED KINGDOM		26,838,305

United States of America - 12.3%
Adobe, Inc. (a)	11,400	5,419,218
Charter Communications, Inc. Class A (a)	8,040	4,960,841
DocuSign, Inc. (a)	24,100	4,879,045
MasterCard, Inc. Class A	14,550	5,180,528
MercadoLibre, Inc. (a)	3,660	5,388,032
Moody's Corp.	18,100	5,404,841
Netflix, Inc. (a)	9,900	5,164,434
NextEra Energy, Inc.	70,740	5,348,651
NICE Systems Ltd. sponsored ADR (a)	23,660	5,157,170
NVIDIA Corp.	9,760	5,211,157
SolarEdge Technologies, Inc. (a)	18,311	5,263,314
Thermo Fisher Scientific, Inc.	10,800	4,928,904
Visa, Inc. Class A	24,880	5,267,842
Zoetis, Inc. Class A	33,760	5,316,525

TOTAL UNITED STATES OF AMERICA		72,890,502

TOTAL COMMON STOCKS
(Cost $443,655,708)		588,914,151

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)
(Cost $3,194,550)	3,194,231	3,194,550
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $446,850,258)		592,108,701
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,508,064
NET ASSETS - 100%		$593,616,765

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,244,275 or 6.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$914
Fidelity Securities Lending Cash Central Fund	1,008
Total	$1,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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